Members' Equity and Non-controlling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Members' Equity and Non-controlling Interest
Note 9. MEMBERS’ EQUITY AND NONCONTROLLING INTEREST
The entities included in the Financial Statements that are under common control (see Note 1) generally have a single class of units and are controlled by a single individual or entities controlled by that individual (the “Controlling Member”). The Controlling Member and other noncontrolling members generally retain similar rights and privileges in these entities, based on their respective ownership percentages.
MAO-MSO
Recovery LLC Series FHCP (“FHCP”) is a
non-wholly
owned subsidiary of MSP Recovery, LLC. In accordance with FHCP’s operating agreement, the noncontrolling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the noncontrolling member is entitled to 80% of claims recoveries by FHCP. The controlling member is allocated 100% of the costs of FHCP. Since the Preferred Return exceeds the total members’ equity of FHCP as of March 31, 2022 and December 31, 2021, the noncontrolling interest presented on the condensed combined and consolidated balance represents the entire members’ equity of FHCP.

Note 9. MEMBERS’ EQUITY AND NONCONTROLLING INTEREST
The entities included in the Financial Statements that are under common control (see Note 1) generally have a single class of units and are controlled by a single individual or entities controlled by that individual (the “Controlling Member”). The Controlling Member and other noncontrolling members generally retain similar rights and privileges in these entities, based on their respective ownership percentages.
MAO-MSO
Recovery LLC Series FHCP (“FHCP”) is a
non-wholly
owned subsidiary of MSP Recovery, LLC. In accordance with FHCP’s operating agreement, the noncontrolling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the noncontrolling member is entitled to 80% of claims recoveries by FHCP. The controlling member is allocated 100% of the costs of FHCP. Since the Preferred Return exceeds the total members’ equity of FHCP as of December 31, 2021 and 2020, the noncontrolling interest presented on the combined and consolidated balance represents the entire members’ equity of FHCP.